Komatsu Ltd. Shareholders' Equity [Details]	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2009
Stock option activity
Outstanding at beginning of year, Number of shares	3,333,000	3,333,000	2,891,000	2,891,000	2,844,000
Outstanding at beginning of year, Weighted average exercise price	$ 24.71	¥ 2,051		¥ 2,022	¥ 1,784
Granted, Number of Shares	76,800	76,800	642,000	642,000	463,000
Granted, Weighted average exercise price		¥ 1	$ 0.01	¥ 1,729	¥ 2,499
Exercised, Number of Shares	(174,000)	(174,000)	(200,000)	(200,000)	(416,000)
Exercised, Weighted average exercise price		¥ 1,238	$ 14.92	¥ 595	¥ 926
Outstanding at end of year, Number of shares	3,235,800	3,235,800	3,333,000	3,333,000
Outstanding at end of year, Weighted average exercise price	$ 24.66	¥ 2,047	$ 24.71	¥ 2,051	¥ 2,022
Exercisable at end of year, Number of Shares	3,159,000	3,159,000	2,691,000	2,691,000		2,428,000
Exercisable at end of year, Weighted average exercise price	$ 25.25	¥ 2,096		¥ 2,128	¥ 1,931